Convertible bonds	12 Months Ended
Sep. 30, 2024
Convertible Bonds
Convertible bonds

11. Convertible bonds

In September 2019 and January 2020, the Group issued two convertible bonds of US$78 (RMB0.5 million) and US$4,656 (RMB30 million) (the “Convertible Bonds”) in aggregate with interest rates ranging from 8% to 24% per annum. The net proceeds to the Company from the issuance of the Convertible Bonds were US$4,734 (RMB30.5 million) in aggregate, net of issuance costs of nil. The maturity dates of the Convertible Bonds were September 23, 2020 and June 30, 2020 (collectively, “Maturity Date”).

The Convertible Bonds of US$78 (RMB0.5 million) and US$4,656 (RMB30 million) without accrued interest may be converted in full into 10,419 and 462,852 ordinary shares of Autozi China, respectively (which represents an initial conversion price of RMB47.99 per share and RMB64.82 per share, respectively) at each holder’s option upon the occurrence of whichever of the specific events stated in the agreements. The number of shares was fixed as 0.02% and 1.2% equity interest of Autozi China on a determined base date, respectively. As Autozi China failed to repay the principal and interest to holder before the Maturity Date, the Convertible Bonds became convertible. The two holders of Convertible Bonds may require the payment of the accrued interests no matter whether it exercises the conversion right or not.

On October 12, 2023, the Group signed supplemental agreements with each holder that the holders agreed not to claim the principal and interest of the Convertible Bonds within six months from the date of signing the supplemental agreements if the Company has successfully completed an initial public offering (“IPO”) during such period. If the IPO fails to be completed within the aforesaid time, the holders have the right to require the Company to repay the Convertible Bonds including principal, interest and penalty as stated in the original agreement. Besides, the holders have the right to exercise the conversion right or require the repayment in accordance with the original agreement if the Company has successfully completed an IPO within six months from the date of signing of the supplemental agreements. As of the issuance date of the combined and consolidated financial statements, the Company is in the process of negotiating with holders of Convertible Bonds on the repayment or exercise of the conversion right.

As of September 30, 2023 and 2024, the principal amounts of the Convertible Bonds were US$4,180 and US$4,346, the unpaid interests of Convertible Bonds were US$3,207 and US$4,414, respectively. During the years ended September 30, 2022, 2023 and 2024, the Group accrued interest on the Convertible Bonds of US$1,134, US$1,065 and US$1,051, respectively.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)